UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3174
                                    --------------------------------------------

                            Touchstone Tax-Free Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       303 Broadway, Suite 1100 Cincinnati, OH                 45202-4203
--------------------------------------------------------------------------------
       (Address of principal executive offices)                (Zip code)


Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------

Date of fiscal year end:    06/30
                          --------
Date of reporting period: 09/30/09
                          --------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Florida Tax-Free Money Market Fund - September 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                              COUPON        MATURITY
   AMOUNT                                                                                 RATE           DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 36.8%
$     495,000   Dade Co FL UTGO Ser DD                                                    7.700         10/1/09   $     494,999
      200,000   JEA FL St Johns Riv Pwr Pk Sys Rev (Issue 2) Ser 18                       5.000         10/1/09         200,000
      100,000   JEA FL St Johns Riv Pwr Pk Sys Rev (Issue 2) Ser 18                       5.000         10/1/09         100,000
      200,000   Orlando FL Utils Commn Wtr & Elec Rev                                     6.000         10/1/09         200,000
      100,000   Orlando FL Wst Wtr Sys Rev Ser A                                          3.125         10/1/09         100,000
      515,000   St Petersburg FL Excise Tax Rev                                           5.000         10/1/09         514,999
      100,000   Tallahassee FL Cons Util Sys Rev                                          3.000         10/1/09         100,000
      100,000   Tampa FL Wtr & Swr Rev                                                    5.500         10/1/09         100,000
      100,000   WA St Hlthcare Facs Auth Rev (Sisters of Providence) ETM                  6.375         10/1/09         100,000
      200,000   Chappaqua NY Cent SD UTGO                                                 2.750        10/15/09         200,129
      200,000   Escambia Co FL Hlth Facs Rev (Ascension Hlth Credit)
                  Ser A-1 Prerefunded @ 101                                               5.750        11/15/09         203,047
      300,000   Switzerland OH LSD Sch Impt UTGO BANS                                     2.900        11/17/09         300,381
      100,000   Beech Grove IN Cent Sch Bldg BANS                                         1.500        11/18/09         100,000
      300,000   Niles OH UTGO BANS                                                        3.500        11/19/09         300,238
      100,000   Fort Collins CO Wtr UTGO                                                  2.750         12/1/09         100,290
      100,000   NV St Hwy Impt Rev (Motor Vehicle Fuel Tax)                               5.000         12/1/09         100,664
      200,000   OH St Wtr Dev Auth Rev (Drinking Wtr Assistance Fd B)                     3.750         12/1/09         201,012
      300,000   Carmel Clay IN Schs UTGO TAWS                                             2.750        12/31/09         301,303
      250,000   Columbus IN Multi-High Sch Bldg Corp Rev BANS                             2.500        12/31/09         250,000
      135,000   Broward Co FL Parks & Land Preservation UTGO                              3.000          1/1/10         135,610
      100,000   Cleveland OH Wtr Rev Ser T                                                3.000          1/1/10         100,513
      100,000   Pinellas Co FL Cap Impt Rev                                               4.750          1/1/10         100,937
      145,000   OK Dev Fin Auth Rev (Continuing Care Retirement B) Prerefunded @ 101      6.250          2/1/10         150,778
      300,000   Crestline OH Exmp Village SD Classroom Facs UTGO BANS                     2.500         3/31/10         302,155
      150,000   St Johns Co FL Wtr & Swr Rev                                              4.000          6/1/10         153,347
      175,000   FL St Dept Environmental Protection Preservation Rev
                  (Everglades Restoration A)                                              4.000          7/1/10         179,047
      200,000   Palm Beach Co FL Libr Dist Impt UTGO                                      3.250          7/1/10         203,930
      200,000   Chillicothe OH Garage Fac LTGO BANS                                       3.500         8/27/10         201,321
      200,000   Union Twp OH Var Purp LTGO BANS                                           1.250         9/14/10         201,040
      200,000   Jeffersonville IN BANS                                                    2.000         9/23/10         200,000
------------------------------------------------------------------------------------------------------------------------------------
                TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                               $   5,895,740
------------------------------------------------------------------------------------------------------------------------------------

                FLOATING & VARIABLE RATE DEMAND NOTES -- 62.6%
      710,000   Manatee Co FL PCR (FL Pwr & Light Co)                                     0.380         10/1/09         710,000
      500,000   Putnam Co FL Dev Auth PCR (FL Pwr & Light Co)                             0.380         10/1/09         500,000
      385,000   Broward Co FL HFA MFH Rev (Jacaranda Village Apts)
                  (LOC: HSBC Bank USA NA)                                                 0.320         10/7/09         385,000
      800,000   Duval Co FL HFA MFH Rev (Sunbeam Rd Apts) (LOC: US Bank NA)               0.400         10/7/09         800,000
      400,000   FL Hsg Fin Corp MFH Rev (Victoria Park) (LOC: FNMA)                       0.400         10/7/09         400,000
      265,000   Hillsborough Co FL IDR (Mosi-Charter Sch A) (LOC: Bank of America NA)     0.420         10/7/09         265,000
      550,000   JEA FL Dist Energy Sys Rev (LOC: State Street Bank & Trust Co)            0.300         10/7/09         550,000
      100,000   Lee Co FL HFA MFH Rev (Forestwood Apts) (LOC: FNMA)                       0.340         10/7/09         100,000
      800,000   Leesburg FL Hosp Rev (Villages Regl Hosp B) (LOC: ScotiaBank)             0.400         10/7/09         800,000
      605,000   Marion Co FL HFA (Paddock Apts) (LOC: FNMA)                               0.320         10/7/09         605,000
      400,000   Marion Co FL IDA IDR (Hospice of Marion Co Inc) (LOC: Wachovia Bank NA)   0.390         10/7/09         400,000
      300,000   Orange Co FL HFA MFH Rev (Post Fountains) (LOC: FNMA)                     0.300         10/7/09         300,000
      850,000   Orange Co FL HFA Rev (LOC: FHLMC)                                         0.320         10/7/09         850,000
      775,000   Orange Co FL IDA Rev (Trinity Prep Sch Inc) (LOC: Wachovia Bank NA)       0.540         10/7/09         775,000
      900,000   Palm Beach Co FL Rev (Henry Morrison Flagler) (LOC: Northern Trust Bank)  0.530         10/7/09         900,000
      300,000   Palm Beach Co FL Rev (Norton Gallery) (LOC: Bank of America NA)           0.480         10/7/09         300,000
      800,000   Port Orange FL Rev (Palmer College) (LOC: Bank of America NA)             0.370         10/7/09         800,000
      600,000   Volusia Co FL IDA Rev (Retirement Hsg Fndtn) (LOC: KBC Bank NV)           0.330         10/7/09         600,000
------------------------------------------------------------------------------------------------------------------------------------
                TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                       $  10,040,000
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Florida Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

                                                                        VALUE
--------------------------------------------------------------------------------

                TOTAL INVESTMENT SECURITIES -- 99.4%
                (Amortized Cost $15,935,740)                      $  15,935,740

                OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.6%            98,630
--------------------------------------------------------------------------------

                NET ASSETS -- 100.0%                              $  16,034,370
================================================================================

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Portfolios of Investments.

                       VALUATION INPUTS AT REPORTING DATE:
DESCRIPTION          LEVEL 1         LEVEL 2        LEVEL 3           TOTAL
--------------------------------------------------------------------------------
Municipal Bonds   $          --   $  15,935,740   $          --   $  15,935,740

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Ohio Tax-Free Bond Fund - September 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                              COUPON        MATURITY       MARKET
   AMOUNT                                                                                 RATE           DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 97.9%
$   1,035,000   Reading OH Rev (St Mary's Ed Institute)                                   5.550          2/1/10   $   1,045,619
       75,000   Cuyahoga Co OH Hosp Rev (Univ Hosp) ETM                                   9.000          6/1/11          81,592
    1,000,000   Lorain Co OH Hosp Rev (Catholic Hlth)                                     5.625         10/1/11       1,062,690
      500,000   Montgomery Co OH Wtr Rev Sys (Greater Moraine Beaver)                     5.000        11/15/11         523,485
    1,000,000   Hamilton Co OH Swr Sys Rev                                                5.500         12/1/11       1,095,480
    1,000,000   Pickerington OH LSD UTGO Prerefunded @ 100                                5.250         12/1/11       1,095,870
    1,750,000   Eaton OH CSD UTGO Prerefunded @ 101                                       5.000         12/1/12       1,983,415
    1,000,000   Monroe OH LSD UTGO Prerefunded @ 100                                      5.000         12/1/12       1,123,700
      250,000   OH St Higher Edl Fac Commn Rev (Xavier Univ) Prerefunded @ 100            5.000          5/1/13         280,715
      500,000   Ross Twp OH LSD Sch Impt UTGO Prerefunded @ 100                           5.000         12/1/13         573,870
    1,480,000   Lakewood OH CSD Sch Impt UTGO Prerefunded @ 100                           5.250         12/1/14       1,743,825
      660,000   West Chester Twp OH GO                                                    5.500         12/1/14         728,231
      400,000   Warren OH Wtr Wrks Rev                                                    5.500         11/1/15         433,088
      760,000   Buckeye Valley OH LSD GO                                                  6.850         12/1/15         876,698
      570,000   Columbus-Polaris Hsg Corp Rev Prerefunded @ 100                           7.400          1/1/16         671,084
    2,750,000   Little Miami OH LSD Sch Impt UTGO Prerefunded @ 100                       5.000         12/1/16       3,269,089
    1,000,000   Lorain Co OH Hosp Rev (Catholic Hlth Partners)                            5.500          9/1/19       1,021,420
    1,000,000   Lucas Co OH Hosp Rev (Promedica Hlth Grp)                                 5.625        11/15/19       1,012,030
    1,085,000   West Clermont OH LSD GO                                                   5.000         12/1/19       1,179,851
      850,000   West Chester Twp OH GO                                                    5.000         12/1/20         907,868
    1,210,000   Cincinnati OH Tech College Rev                                            5.250         10/1/21       1,249,966
    1,185,000   Akron OH Impt GO                                                          5.000         12/1/22       1,261,160
      765,000   Fairfield Co OH GO                                                        5.000         12/1/22         821,893
    1,050,000   Harrison OH Wst Wtr Sys Rev                                               5.250         11/1/23       1,129,181
    1,000,000   Akron OH Var Purp GO                                                      5.000         12/1/23       1,047,400
      450,000   Columbus OH TIF Rev (Polaris)                                             4.750         12/1/23         462,677
      865,000   Fairfield Co OH GO                                                        5.000         12/1/23         930,325
    1,000,000   OH St Higher Ed Fac Rev (Univ Dayton)                                     5.000         12/1/23       1,039,600
    1,000,000   Toledo OH CSD GO                                                          5.000         12/1/23       1,056,560
    1,000,000   Hamilton Co OH Hosp Rev (Children's Hosp Med Ctr)                         5.000         5/15/24       1,020,200
      400,000   Springboro OH Swr Sys Rev                                                 5.000          6/1/24         409,328
    2,000,000   Canal Winchester OH LSD UTGO                                              4.750         12/1/24       2,150,360
      825,000   Parma OH GO                                                               4.750         12/1/24         871,621
    1,000,000   Columbus OH Arpt Rev                                                      5.000          1/1/25       1,060,420
    1,040,000   Franklin Co OH Hosp Rev (Children's Hosp)                                 5.000          5/1/25       1,083,638
      810,000   Big Walnut OH LSD GO                                                      5.000         12/1/25         874,160
    1,000,000   Univ of Cincinnati OH General Rcpts                                       4.750          6/1/26       1,056,060
    1,500,000   Richland Co OH Hosp Facs Rev (MedCentral Hlth Sys)                        5.125        11/15/26       1,492,305
    1,090,000   Fairborn OH CSD GO                                                        5.000         12/1/26       1,197,332
    1,000,000   Kings OH LSD Impt UTGO                                                    5.000         12/1/26       1,101,250
    1,000,000   Lakewood OH CSD Facs Impt UTGO                                            5.000         12/1/26       1,096,800
    1,500,000   OH St Higher Ed Fac Rev (Univ Dayton)                                     5.000         12/1/26       1,558,470
    2,100,000   Oregon OH CSD GO                                                          5.000         12/1/27       2,261,742
    2,000,000   OH St Hosp Fac Rev (Cleveland Clinic Hlth B)                              5.125          1/1/28       2,109,100
    1,000,000   OH St Higher Edl Fac Commn Rev (Xavier Univ C)                            5.750          5/1/28       1,105,690
    1,830,000   Columbus OH CSD Impt UTGO                                                 5.000         12/1/28       2,004,417
    1,185,000   Delaware OH GO                                                            5.000         12/1/28       1,292,077
      890,000   Licking Heights OH LSD GO                                                 6.400         12/1/28       1,166,915
    1,000,000   Mason OH Swr Sys Rev                                                      5.000         12/1/28         964,090
    1,500,000   Reynoldsburg OH CSD Facs Constr & Impt UTGO                               5.250         12/1/28       1,668,660
    1,000,000   Cleveland OH Income Tax Rev (Sub Lien Brdgs & Roadways B)                 5.000         10/1/29       1,078,960
    1,000,000   Columbus OH CSD Sch Facs Constr & Impt UTGO                               4.500         12/1/29       1,045,440
      260,000   Columbus OH CSD Sch Facs Constr & Impt UTGO Ser B                         5.000         12/1/29         286,101
      895,000   Milton Union OH Exmp Village SD Spl Ltd Oblig Sch Impt                    4.875         12/1/29         921,358
      320,000   Brookfield LSD OH Sch Facs Impt UTGO                                      5.000         1/15/30         344,246
------------------------------------------------------------------------------------------------------------------------------------
                TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                               $  60,929,122
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Ohio Tax-Free Bond Fund (Continued)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                              COUPON        MATURITY       MARKET
   AMOUNT                                                                                 RATE           DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLOATING & VARIABLE RATE DEMAND NOTES -- 1.3%
$     800,000   OH St Wtr Dev Auth PCR (FirstEnergy Nuclear B) (LOC: Wachovia Bank NA)    0.320         10/7/09   $     800,000
------------------------------------------------------------------------------------------------------------------------------------

                TOTAL INVESTMENT SECURITIES -- 99.2%
                (Amortized Cost $57,837,037)                                                                      $  61,729,122

                OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.8%                                                           478,030
------------------------------------------------------------------------------------------------------------------------------------

                NET ASSETS -- 100.0%                                                                              $  62,207,152
====================================================================================================================================

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Portfolios of Investments.

                       VALUATION INPUTS AT REPORTING DATE:
DESCRIPTION          LEVEL 1         LEVEL 2        LEVEL 3           TOTAL
--------------------------------------------------------------------------------
Municipal Bonds   $          --   $  61,729,122   $          --   $  61,729,122

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Ohio Tax-Free Money Market Fund - September 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                              COUPON        MATURITY
   AMOUNT                                                                                 RATE           DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 31.2%
$     140,000   OH St Bldg Auth Facs (Adult Correctl) Ser A Prerefunded @ 101             5.500         10/1/09   $     141,400
    1,800,000   Portage Co OH UTGO BANS                                                   3.250         10/2/09       1,800,012
    4,000,000   Ashland OH Var Purp Impt LTGO BANS                                        3.500        10/15/09       4,000,755
    1,000,000   Kent OH Var Purp UTGO BANS                                                3.750        10/15/09       1,000,169
    4,000,000   AMP OH UTGO BANS                                                          2.250        10/29/09       4,000,768
    3,000,000   AMP OH Var Purp UTGO BANS                                                 2.000        10/29/09       3,001,159
    2,050,000   AMP OH Var Purp UTGO BANS                                                 3.750        10/29/09       2,050,391
    2,300,000   Springboro OH BANS (Real Estate Acq)                                      4.500        10/29/09       2,301,296
    1,410,000   Celina OH Var Purp LTGO BANS                                              3.125         11/5/09       1,411,497
    1,680,000   Celina OH Var Purp LTGO BANS                                              3.800         11/5/09       1,680,870
    2,320,000   Hillsboro OH UTGO BANS (Emergency Dept)                                   3.300         11/5/09       2,321,212
    2,150,000   Cincinnati OH EDR BANS (Columbia Sq) Ser D                                3.000         11/6/09       2,150,521
    1,711,500   AMP OH Elec Rev BANS (Hubbard)                                            3.750        11/11/09       1,711,786
    1,450,000   Trotwood OH Cap Facs Impt A UTGO BANS                                     3.625        11/12/09       1,450,614
    4,050,000   Switzerland OH LSD Sch Impt UTGO BANS                                     2.900        11/17/09       4,055,148
    3,900,000   Niles OH UTGO BANS                                                        3.500        11/19/09       3,903,090
    1,633,000   AMP OH Elec Rev BANS (Bowling Green)                                      3.000        11/24/09       1,633,957
    3,300,000   Mahoning Co OH Var Purp LTGO BANS                                         4.450        11/24/09       3,304,065
      100,000   OH St Higher Ed Cap Facs Ser II-A                                         3.300         12/1/09         100,433
      250,000   OH St Higher Ed Cap Facs Ser II-A                                         5.500         12/1/09         251,825
      250,000   OH St Higher Ed II-A                                                      5.500         12/1/09         252,009
      150,000   OH St Univ General Rcpts Ser A                                            5.000         12/1/09         150,975
      275,000   OH St Wtr Dev Auth PCR                                                    5.000         12/1/09         276,822
      100,000   Union Twp OH LTGO ETM                                                     2.800         12/1/09         100,360
    2,500,000   Harrison OH Wst Wtr Sys Impt LTGO BANS                                    2.700        12/10/09       2,502,125
    1,180,000   AMP OH Elec Rev BANS (Brewster)                                           3.000          1/8/10       1,180,794
      785,000   Defiance OH CSD UTGO BANS                                                 4.350         1/13/10         789,964
      652,000   AMP OH Elec Rev BANS (Seville Village)                                    3.000         1/15/10         652,470
    3,100,000   Westlake OH Var Purp LTGO BANS                                            1.250         1/28/10       3,102,501
    1,500,000   Lyndhurst OH LTGO BANS                                                    2.000          3/3/10       1,501,863
    1,800,000   Franklin OH LTGO BANS                                                     2.500          3/9/10       1,803,858
    2,300,000   Southwest OH Regl Wtr Dist Wtr Rev UTGO BANS                              2.500         3/10/10       2,307,467
    2,545,000   Willowick OH Var Purp Impt LTGO BANS                                      2.500         3/10/10       2,547,735
    1,745,000   Hamilton Twp OH Infra LTGO BANS                                           2.850         3/17/10       1,749,712
    3,013,151   Crestline OH Exmp Village SD Classroom Facs UTGO BANS                     2.500         3/31/10       3,034,794
    1,085,000   Brookville OH Var Purp LTGO BANS                                          2.875         4/21/10       1,089,573
    2,000,000   Univ Cincinnati OH General Rcpts BANS Ser A                               1.500         5/12/10       2,004,110
    1,600,000   Fayette Co OH LTGO BANS                                                   3.125         5/13/10       1,606,015
    3,584,500   Greene Co OH Var Purp LTGO BANS Ser B                                     1.625         5/14/10       3,597,080
    1,145,000   Gates Mills OH Var Purp Impt LTGO BANS                                    2.000         5/20/10       1,150,375
    4,810,000   Cincinnati OH CSD Sch Impt LTGO BANS                                      1.750         5/26/10       4,823,906
    3,135,000   Middletown OH CSD Sch Impt UTGO BANS                                      2.750          6/1/10       3,150,391
    2,445,000   AMP OH Elec Rev BANS (Newton Falls)                                       3.000         6/30/10       2,449,498
    1,805,000   AMP OH Elec Rev BANS (Cleveland)                                          3.000         8/13/10       1,812,738
    4,000,000   Union Twp OH Var Purp LTGO BANS                                           1.250         9/14/10       4,020,807
    2,500,000   Cuyahoga Heights OH Var Purp LTGO BANS                                    2.150         9/21/10       2,515,558
    1,200,000   Overlin OH LTGO BANS                                                      1.500         9/23/10       1,207,674
    2,200,000   Portage Co OH Var Purp LTGO BANS                                          1.500         9/30/10       2,215,224
------------------------------------------------------------------------------------------------------------------------------------
                TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                               $  95,867,366
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Ohio Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                              COUPON        MATURITY
   AMOUNT                                                                                 RATE           DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLOATING & VARIABLE RATE DEMAND NOTES -- 67.5%
$   1,250,000   Allen Co OH Hosp Facs Rev (Catholic Hlthcare) Ser C
                  (LOC: Wachovia Bank NA)                                                 0.300         10/1/09   $   1,250,000
    4,700,000   Cuyahoga Co OH Hosp Impt Rev (Univ Hosp Cleveland)
                  (LOC: JPMorgan Chase Bank)                                              0.270         10/1/09       4,700,000
    3,160,000   OH St Higher Edl Fac Rev (Case Western A) (SPA: Landesbank
                  Hessen-Thuringen)                                                       0.360         10/1/09       3,160,000
    1,400,000   OH St Higher Edl Fac Rev (Case Western Rsrv A) (SPA: Landesbank
                  Hessen-Thuringen)                                                       0.360         10/1/09       1,400,000
    1,400,000   OH St Higher Edl Fac Rev (Case Western Rsrv B-2)
                  (LOC: Bank of America NA)                                               0.280         10/1/09       1,400,000
      800,000   OH St Wtr Dev Auth PCR Facs Rev (FirstEnergy Gen Corp A)
                  (LOC: Barclays Bank PLC)                                                0.310         10/1/09         800,000
    4,720,000   Woodlawn OH EDR (Goodwill Inds) (LOC: US Bank NA)                         0.400         10/1/09       4,720,000
    3,940,000   Akron Bath Copley OH Jt Twp Hosp Dist Rev (Summa Hlth Sys B)
                  (LOC: Bank One NA)                                                      0.330         10/7/09       3,940,000
    9,400,000   Akron Bath Copley OH Jt Twp Hosp Dist Rev (Summner)
                  (LOC: KBC Bank NV)                                                      0.450         10/7/09       9,400,000
      920,000   Cambridge OH Hosp Facs Rev (Southeastern Regl Med Ctr)
                  (LOC: National City Bank)                                               0.460         10/7/09         920,000
    2,275,000   Cambridge OH Hosp Facs Rev (Southeastern Regl Med Ctr)
                  (LOC: National City Bank)                                               0.460         10/7/09       2,275,000
    1,900,000   Carroll Co OH Hlthcare Facs Rev (St Johns Village)
                  (LOC: National City Bank)                                               0.460         10/7/09       1,900,000
      500,000   Centerville OH Hlthcare Rev (Bethany Lutheran Village B)
                  (LOC: National City Bank)                                               0.310         10/7/09         500,000
    2,625,000   Cleveland OH Arpt Sys Rev Ser D (LOC: KBC Bank NV)                        0.500         10/7/09       2,625,000
    3,000,000   Cleveland OH Arpt Sys Rev Tr Rcpts SGA 126 (SPA: Societe Generale)        0.420         10/7/09       3,000,000
    2,955,000   Columbiana Co OH Rev (East Liverpool Area Y) (LOC: National City Bank)    0.460         10/7/09       2,955,000
    3,720,000   Columbus OH Regl Arpt Auth Cap Fdg Rev (OASBO Pooled Fin)
                  (LOC: US Bank NA)                                                       0.400         10/7/09       3,720,000
    3,985,000   Columbus OH Regl Arpt Auth Rev (LOC: US Bank NA)                          0.400         10/7/09       3,985,000
       60,000   Coshocton Co OH Hosp (Echoing Hills Village)
                  (LOC: JPMorgan Chase Bank)                                              2.900         10/7/09          60,000
    1,315,000   Cuyahoga Co OH EDR (Cleveland Botanical) (LOC: Allied Irish Bank PLC)     0.560         10/7/09       1,315,000
      500,000   Cuyahoga Co OH EDR (North Coast Cmnty Homes)
                  (LOC: National City Bank)                                               0.610         10/7/09         500,000
      905,000   Franklin Co OH Hlth Facs (Heinzerling Fndtn)
                  (LOC: JPMorgan Chase Bank)                                              0.900         10/7/09         905,000
    4,830,000   Franklin Co OH Hosp Rev Sub (Doctors OH Hlth B)
                  (LOC: National City Bank)                                               0.370         10/7/09       4,830,000
      400,000   Hamilton Co OH EDR (Contemporary Arts) (LOC: National City Bank)          0.360         10/7/09         400,000
    1,330,000   Hamilton Co OH EDR (The General Prostestant) (LOC: National City Bank)    0.470         10/7/09       1,330,000
    2,500,000   Hamilton Co OH Hlthcare (Life Enriching Cmntys B) (LOC: PNC Bank NA)      0.400         10/7/09       2,500,000
    3,515,000   Hamilton Co OH Hlthcare Facs Rev (Children's Home Cincinnati)
                  (LOC: US Bank NA)                                                       0.400         10/7/09       3,515,000
    1,715,000   Hamilton Co OH Hlthcare Facs Rev (Deaconess)
                  (LOC: JPMorgan Chase Bank)                                              0.250         10/7/09       1,715,000
      950,000   Hamilton Co OH Hosp (Beechwood Home) (LOC: US Bank NA)                    0.400         10/7/09         950,000
    2,980,000   Hamilton Co OH Hosp (Children's Hosp Med Ctr) Ser 1997
                  (LOC: PNC Bank NA)                                                      0.400         10/7/09       2,980,000
      505,000   Hamilton Co OH Hosp (Drake Ctr Inc) (LOC: US Bank NA)                     0.400         10/7/09         505,000
    1,450,000   Hamilton Co OH Hosp Facs Rev (Children's Hosp Med Ctr)
                  (LOC: US Bank NA)                                                       0.400         10/7/09       1,450,000
    2,300,000   Hamilton Co OH Hosp Facs Rev (Eliz Gamble) (LOC: JPMorgan Chase Bank)     0.350         10/7/09       2,300,000
   10,300,000   Kent St Univ OH Univ Revs General Rcpts Ser B (LOC: Bank of America NA)   0.300         10/7/09      10,300,000
    4,910,000   Lancaster OH Port Auth Gas Rev (SPA: Royal Bank of Canada)                0.400         10/7/09       4,910,000
    1,300,000   Lima OH Hosp Facs (Lima Mem Hosp) (LOC: JPMorgan Chase Bank)              0.600         10/7/09       1,300,000
    1,385,000   Lucas Co OH IDR (Lott Inds Inc) (LOC: National City Bank)                 0.360         10/7/09       1,385,000

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Ohio Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                              COUPON        MATURITY
   AMOUNT                                                                                 RATE           DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLOATING & VARIABLE RATE DEMAND NOTES -- 67.5% (CONTINUED)
$   1,200,000   Montgomery Co OH Hlthcare Facs Rev (South Cmnty Inc)
                  (LOC: National City Bank)                                               0.510         10/7/09   $   1,200,000
    1,660,000   Montgomery Co OH Ltd Oblig Rev (Society St Vincent de Paul)
                  (LOC: National City Bank)                                               0.410         10/7/09       1,660,000
    3,950,000   OH St Air Quality Dev Auth PCR (FirstEnergy B) (LOC: Barclays Bank PLC)   0.230         10/7/09       3,950,000
   11,100,000   OH St Air Quality Dev Auth PCR (FirstEnergy B) (LOC: Wachovia Bank NA)    0.370         10/7/09      11,100,000
    3,000,000   OH St Air Quality Dev Auth Rev (OH Valley Elec Corp A)
                  (LOC: Bank of Nova Scotia)                                              0.300         10/7/09       3,000,000
    3,600,000   OH St Air Quality Dev Auth Rev (OH Valley Elec Corp C)
                  (LOC: Bank of Tokyo-Mitsubishi UFJ)                                     0.350         10/7/09       3,600,000
    2,500,000   OH St Air Quality Dev Auth Rev (OH Valley Elec Corp)
                  (LOC: Bank of Nova Scotia)                                              0.350         10/7/09       2,500,000
    2,000,000   OH St Higher Edl Fac Rev (Case Western Rsrv A)
                  (LOC: Allied Irish Bank PLC)                                            0.450         10/7/09       2,000,000
    1,000,000   OH St Higher Edl Fac Rev (Cleveland Inst Music)
                  (LOC: National City Bank)                                               0.310         10/7/09       1,000,000
    2,000,000   OH St Higher Edl Fac Rev (Otterbein College)
                  (LOC: JPMorgan Chase Bank)                                              2.000         10/7/09       2,000,000
    1,600,000   OH St Higher Edl Fac Rev (Xavier Univ) Ser A (LOC: US Bank NA)            0.400         10/7/09       1,600,000
    2,460,000   OH St Infra Impt GO                                                       0.350         10/7/09       2,460,000
    7,400,000   OH St Infra Impt UTGO                                                     0.230         10/7/09       7,400,000
    1,600,000   OH St Univ General Rcpts                                                  0.300         10/7/09       1,600,000
    4,770,000   OH St Univ General Rcpts                                                  0.320         10/7/09       4,770,000
      700,000   OH St Univ General Rcpts                                                  0.300         10/7/09         700,000
    8,000,000   OH St UTGO (Common Schs)                                                  0.230         10/7/09       8,000,000
    3,220,000   OH St UTGO (Common Schs)                                                  0.230         10/7/09       3,220,000
    7,925,000   OH St Wtr Dev Auth PCR Facs Rev (FirstEnergy) (LOC: Barclays Bank PLC)    0.250         10/7/09       7,925,000
   11,185,000   OH Wtr Dev Auth Rev (Purewater) (SPA: State Street B&T Co)                0.300         10/7/09      11,185,000
      630,000   Port Gtr Cincinnati OH Dev Auth Rev (Cincinnati Zoo) (LOC: US Bank NA)    0.450         10/7/09         630,000
    3,210,000   Port Gtr Cincinnati OH Dev Auth Rev (Cincinnati Zoo) (LOC: US Bank NA)    0.450         10/7/09       3,210,000
    3,000,000   Port of Gtr Cincinnati OH Dev Auth OH Spl Oblig Dev Rev
                  (Sycamore Twp Kenwood) Ser A (LOC: LaSalle Bank NA)                     0.400         10/7/09       3,000,000
    3,410,000   Richland Co OH Hlthcare Facs Rev (Wesleyan) Ser B
                  (LOC: JPMorgan Chase Bank)                                              0.330         10/7/09       3,410,000
    1,120,000   Summit Co OH Rev (Neighborhood Dev Corp) (LOC: National City Bank)        0.510         10/7/09       1,120,000
    9,300,000   Toledo OH Spl Assess Nts (LOC: State Street B&T Co)                       0.310         10/7/09       9,300,000
    3,270,000   Warren Co OH IDR (Liquid Container) (LOC: Bank of America NA)             0.410         10/7/09       3,270,000
    5,000,000   Wood Co OH Hosp Facs (Hosp Assn) (LOC: JPMorgan Chase Bank)               0.430         10/7/09       5,000,000
    2,400,000   Wooster OH IDR (Allen Group Inc) (LOC: Wachovia Bank NA)                  0.500         10/7/09       2,400,000
------------------------------------------------------------------------------------------------------------------------------------
                TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                       $ 208,010,000
------------------------------------------------------------------------------------------------------------------------------------

                TOTAL INVESTMENT SECURITIES -- 98.7%
                (Amortized Cost $303,877,366)                                                                     $ 303,877,366

                OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.3%                                                         3,855,540
------------------------------------------------------------------------------------------------------------------------------------

                NET ASSETS -- 100.0%                                                                              $ 307,732,906
====================================================================================================================================

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Portfolios of Investments.

                       VALUATION INPUTS AT REPORTING DATE:
DESCRIPTION          LEVEL 1         LEVEL 2        LEVEL 3           TOTAL
--------------------------------------------------------------------------------
Municipal Bonds   $          --   $ 303,877,366   $          --   $ 303,877,366

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Tax-Free Money Market Fund - September 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                              COUPON        MATURITY
   AMOUNT                                                                                 RATE           DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 40.7%
$     200,000   Bernalillo Co NM Gross Rcpts Tax Rev Prerefunded @ 100                    5.250         10/1/09   $     200,000
      125,000   Cumberland Co NC Hosp Facs Rev (Cumberland Co Hosp Sys Inc)
                  Prerefunded @ 101                                                       5.250         10/1/09         126,250
      100,000   GA St UTGO Ser D                                                          5.250         10/1/09         100,000
      100,000   IL St UTGO                                                                5.500         10/1/09         100,000
      100,000   New Castle Co DE UTGO                                                     5.000         10/1/09         100,000
      100,000   OH St Higher Edl Fac Commn Rev (Oberlin College)                          4.000         10/1/09         100,000
      100,000   Springfield MA Mun Purp Ln LTGO Prerefunded @ 101                         6.000         10/1/09         101,000
      663,000   Ashland OH Var Purp Impt LTGO BANS                                        3.500        10/15/09         663,125
      400,000   Chappaqua NY Cent SD UTGO                                                 2.750        10/15/09         400,258
      250,000   Londonderry NH UTGO                                                       2.750        10/15/09         250,166
      400,000   Springboro OH LTGO BANS (Real Estate Acq)                                 4.500        10/29/09         400,225
      300,000   Findlay OH (Wtr Wrks Sys) LTGO BANS                                       3.375         11/1/09         300,586
      270,000   ME Mun Bd Bk Ser E Prerefunded @ 101                                      5.875         11/1/09         273,630
      100,000   New York NY City Transitional Fin Auth Rev (Future Tax Secd) Ser B ETM    4.000         11/1/09         100,251
      250,000   Seattle WA Mun Light & Pwr Rev                                            5.000         11/1/09         250,836
      100,000   Walnut Grove MS Correctional Auth COP ETM                                 6.000         11/1/09         100,420
      400,000   Hillsboro OH LTGO BANS (Emergency Dept)                                   3.300         11/5/09         400,209
      400,000   Cincinnati OH EDR BANS (Columbia Sq) Ser D                                3.000         11/6/09         400,097
      300,000   AMP OH Elec Rev BANS (Hubbard)                                            3.750        11/11/09         300,050
      300,000   Trotwood OH Cap Facs Impt UTGO BANS                                       3.625        11/12/09         300,127
      100,000   IL Dev Fin Auth Hosp Rev (Adventist Hlth Sys/Sunbelt Obl)
                  Prerefunded @ 101                                                       5.650        11/15/09         101,615
      150,000   MI St Hosp Fin Auth Rev (Ascension Hlth Credit) Ser A Prerefunded @ 101   5.750        11/15/09         152,179
      650,000   Switzerland OH LSD Sch Impt UTGO BANS                                     2.900        11/17/09         650,826
      250,000   Beech Grove IN Sch Bldg BANS                                              1.500        11/18/09         250,000
      600,000   Niles OH UTGO BANS                                                        3.500        11/19/09         600,475
      565,000   AMP OH Elec Rev BANS (Amherst)                                            3.000        11/24/09         565,250
      250,000   Cuyahoga Co OH Cap Impt LTGO                                              4.750         12/1/09         251,515
      200,000   Delaware Co OH Swr Dist Impt LTGO Prerefunded @ 101                       4.750         12/1/09         203,239
      380,000   Fairfield OH Wtr Wrks Sys Impt LTGO                                       2.500         12/1/09         380,947
      200,000   Mount Prospect IL UTGO                                                    3.000         12/1/09         200,495
      250,000   OH St Parks & Rec Cap Facs Ser II-A                                       4.100         12/1/09         251,246
      150,000   OH St Wtr Dev Auth PCR                                                    5.000         12/1/09         150,994
      155,000   Olentangy LSD OH UTGO Prerefunded @ 101                                   5.250         12/1/09         157,491
      200,000   Pepper Pike OH LTGO BANS                                                  3.800         12/1/09         200,645
      100,000   Rocky River OH UTGO BANS                                                  3.000         12/1/09         100,308
      100,000   Snohomish Co WA SD No 016 Arlington UTGO                                  4.150         12/1/09         100,440
      100,000   South-Western OH CSD Franklin & Pickway Co UTGO Prerefunded @ 100         4.750         12/1/09         100,621
      250,000   Springfield OH CSD Sch Energy Consv Impt LTGO                             3.500         12/1/09         250,309
      130,000   Springfield OH LTGO Prerefunded @ 101                                     5.500         12/1/09         132,244
      310,000   West Chester Twp OH Var Purp LTGO                                         2.500         12/1/09         310,769
      450,000   Harrison OH TANS                                                          3.250        12/10/09         450,637
      100,000   CO Dept Trans Rev RANS Ser B                                              3.000        12/15/09         100,474
      100,000   Douglas Co NE SD No 001 UTGO Ser B                                        3.125        12/15/09         100,433
      200,000   MA St Fed Hwy GANS Ser A                                                  5.500        12/15/09         201,838
      200,000   MA St Spl Oblig Rev Fed Hwy GANS Ser A                                    5.000        12/15/09         201,573
      225,000   Du Page & Will Co IL Cmnty SD No 204 UTGO (Indian Prairie)                5.000        12/30/09         227,411
      250,000   Kane Co IL Forest Preservation Dist UTGO                                  5.500        12/30/09         252,854
      700,000   Carmel Clay IN Schs UTGO TANS                                             2.750        12/31/09         703,040
      650,000   Columbus IN Multi-High Sch Bldg Corp BANS                                 2.500        12/31/09         650,000
    1,000,000   Boone Twp IN Sch Bldg Corp BANS                                           1.500          1/5/10       1,000,001
      200,000   AMP OH Elec Rev BANS (Seville Village)                                    3.000         1/15/10         200,144
      385,000   Calcasieu Parish LA SD No 034 UTGO                                        2.000         1/15/10         385,549
      215,000   Kerkhoven Murdock Sunburg MN ISD No 775 UTGO Ser A                        3.000          2/1/10         216,641
      100,000   PA St UTGO First Ser                                                      5.250          2/1/10         101,540
      250,000   San Antonio TX Elec & Gas Ser A Prerefunded @ 100                         5.750          2/1/10         254,264

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                              COUPON        MATURITY
   AMOUNT                                                                                 RATE           DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 40.7% (CONTINUED)
$     270,000   San Antonio TX Elec & Gas Ser A Prerefunded @ 100                         5.750          2/1/10   $     274,345
      100,000   Seattle WA Wtr Sys Rev                                                    4.000          2/1/10         101,104
      200,000   Spring-Ford PA Area SD UTGO                                               3.500          2/1/10         201,485
      200,000   North Harris TX Dist LTGO (Montgomery Cmnty College)                      5.000         2/15/10         203,201
      150,000   Tuscaloosa AL UTGO Wts                                                    4.150         2/15/10         151,516
      100,000   Fort Worth TX General Purp LTGO                                           5.000          3/1/10         101,618
      200,000   HI St UTGO Ser DI                                                         5.000          3/1/10         203,319
      200,000   NV St Cap Impt LTGO (Parks & Cultural) Ser J                              5.000          3/1/10         203,499
      100,000   Terrebonne Parish LA Pub Impt Sales & Use Tax Ser ST                      2.000          3/1/10         100,310
      317,000   Southwest OH Regl Wtr Dist Wtr Rev UTGO BANS                              2.500         3/10/10         318,029
      500,000   Willowick OH Var Purp Impt LTGO BANS                                      2.500         3/10/10         500,537
      300,000   Hamilton Twp OH Infra LTGO BANS                                           2.850         3/17/10         300,810
      700,000   Crestline OH Exmp Village SD Classroom Facs UTGO BANS                     2.500         3/31/10         705,028
      250,000   Green Bay WI Area Pub SD UTGO                                             4.400          4/1/10         254,554
      165,000   Green Bay WI Area Pub SD UTGO                                             5.000          4/1/10         168,557
      460,000   LA Loc Govt Environmental Facs Cmnty Dev Auth Rev (Lake Charles)          2.000          4/1/10         462,042
      150,000   NY St Hwy Auth Second Gen Hwy & Brdg Tr Fd Ser A                          5.000          4/1/10         152,981
      250,000   OH St Hwy Cap Impts UTGO (Buckeye Savers L)                               3.500          5/1/10         254,107
      100,000   WI St UTGO Ser 1                                                          5.500          5/1/10         102,759
      300,000   Fayette Co OH LTGO BANS                                                   3.125         5/13/10         301,128
      100,000   NV St LTGO Ser A-2                                                        6.000         5/15/10         103,323
      115,000   CT St UTGO Ser C                                                          5.000          6/1/10         118,325
      500,000   Middletown OH CSD Sch Impt UTGO BANS                                      2.750          6/1/10         502,455
      100,000   Snohomish Co WA SD No 002 Everett UTGO                                    5.000          6/1/10         102,859
      100,000   Morris NY Cent SD UTGO                                                    3.500         6/15/10         102,039
      100,000   OH St Rev Major New St Infrastructure                                     5.000         6/15/10         103,023
      550,000   AMP OH Elec Rev BANS (Newton Falls)                                       3.000         6/30/10         551,012
      200,000   Coconino Co AZ Cmnty College Dist UTGO                                    2.000          7/1/10         201,580
      100,000   Oklahoma Co OK ISD No 012 Edmond Bldg UTGO                                4.000          7/1/10         102,426
      530,500   Bratenahl OH LTGO BANS                                                    2.350         8/27/10         532,147
      500,000   Chillicothe OH Garage Fac LTGO BANS                                       3.500         8/27/10         503,303
      800,000   Union Twp OH Var Purp LTGO BANS                                           1.250         9/14/10         804,162
      500,000   Cuyahoga Heights OH Var Purp LTGO BANS                                    2.150         9/21/10         503,112
      800,000   Jeffersonville IN BANS                                                    2.000         9/23/10         800,000
------------------------------------------------------------------------------------------------------------------------------------
                TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                               $  25,215,932
------------------------------------------------------------------------------------------------------------------------------------

                FLOATING & VARIABLE RATE DEMAND NOTES -- 58.9%
    1,500,000   CO Edl & Cultural Facs Auth Rev (Parker & Denver HS)
                  (LOC: Bank of America NA)                                               0.400         10/1/09       1,500,000
      700,000   Martin Co FL PCR (FL Pwr & Light Co)                                      0.360         10/1/09         700,000
      800,000   OH St Higher Ed Fac Rev (Case Western) (SPA: Landesbank
                  Hessen-Thuringen)                                                       0.360         10/1/09         800,000
    1,300,000   OH St Higher Edl Fac Rev (Case Western A) (SPA: Landesbank
                  Hessen-Thuringen)                                                       0.360         10/1/09       1,300,000
    1,000,000   OH St PCR (Sohio Wtr)                                                     0.380         10/1/09       1,000,000
      975,000   WA St HFA MFH Rev (Rosemont Apts) Ser A (LOC: FHLB)                       0.500         10/1/09         975,000
      500,000   West Valley UT IDR (Johnson Matthey Inc) (LOC: HSBC Bank USA NA)          0.380         10/1/09         500,000
      600,000   Akron Bath Copley OH Jt Twp Hosp Dist Rev (Summner)
                  (LOC: KBC Bank NV)                                                      0.450         10/7/09         600,000
    1,000,000   Broward Co FL HFA MFH Rev (Reflections Apts) (LOC: FHLMC)                 0.320         10/7/09       1,000,000
      240,000   CA Infra EDB IDR (Metrotile Mfg) Ser A (LOC: Comerica Bank)               0.750         10/7/09         240,000
      100,000   CA Statewide Cmntys IDR (American Modular Sys)
                  (LOC: Bank of the West)                                                 0.550         10/7/09         100,000
      830,000   Dade Co FL IDR (Spectrum Programs Inc) (LOC: Bank of America NA)          0.420         10/7/09         830,000
    1,150,000   Dayton KY TIF & Spl Assmt (Belmont Lake) (LOC: LaSalle Bank NA)           0.470         10/7/09       1,150,000
      175,000   Franklin Co VA IDA IDR (Mod-U-Kraf) (LOC: Lasalle Bank NA)                0.650         10/7/09         175,000
      840,000   Greenwood IN EDR (Hutchinson Hayes) (LOC: National City Bank)             0.840         10/7/09         840,000

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                              COUPON        MATURITY
   AMOUNT                                                                                 RATE           DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLOATING & VARIABLE RATE DEMAND NOTES -- 58.9% (CONTINUED)
$     500,000   Hailey ID IDC Rev (Rocky Mountain Hardware) (LOC: Wells Fargo Bank)       0.590         10/7/09   $     500,000
      165,000   Hillsborough Co FL IDR (Mosi-Charter Sch A) (LOC: Bank of America NA)     0.420         10/7/09         165,000
      505,000   Hillsborough Co FL IDR (Vigo Importing Co) (LOC: Bank of America NA)      1.000         10/7/09         505,000
      700,000   IL Fin Auth IDR (E Kinast) Ser A (LOC: JPMorgan Chase Bank)               1.070         10/7/09         700,000
    1,000,000   IL Fin Auth Rev (Lake Forest College) (LOC: Northern Trust Co)            0.410         10/7/09       1,000,000
    1,800,000   IN Hlth Fac Fing Auth Rev (Clark Mem Hosp) (LOC: JPMorgan Chase Bank)     0.450         10/7/09       1,800,000
      850,000   Indianapolis IN EDR (Pedcor Invts Wtrfront B) (LOC: FHLB)                 0.690         10/7/09         850,000
      725,000   Indianapolis IN MFH Rev (Nora Commons) (LOC: FHLB)                        0.600         10/7/09         725,000
    1,900,000   Jacksonville FL Edl Facs Rev (Edward Waters College)
                  (LOC: Wachovia Bank NA)                                                 0.540         10/7/09       1,900,000
      400,000   Jacksonville FL Hlth Facs Auth (River Garden/Coves)
                  (LOC: Wachovia Bank NA)                                                 0.540         10/7/09         400,000
      345,000   Lancaster NE IDR (Garner Inds) Ser B (LOC: Wells Fargo Bank)              0.500         10/7/09         345,000
      800,000   Lexington-Fayette Co KY Govt IBR (Liberty Ridge) (LOC: US Bank NA)        0.550         10/7/09         800,000
    1,915,000   Lexington-Fayette Co KY Rev IBR (Eastland Pkwy) (LOC: US Bank NA)         0.550         10/7/09       1,915,000
      600,000   Lucas Co OH Hosp Rev (Sunshine Inc Northwest OH)
                  (LOC: National City Bank)                                               0.610         10/7/09         600,000
    1,000,000   MA St Dev Fin Agy Rev (Seven Hills Fndtn) (LOC: TD Banknorth NA)          0.450         10/7/09       1,000,000
      240,000   Maricopa Co AZ IDA Hsg Rev (San Angelin Apts) (LOC: FNMA)                 0.500         10/7/09         240,000
    1,000,000   Marion Co FL IDA MFH Rev (Chambrel) (LOC: FNMA)                           0.370         10/7/09       1,000,000
      500,000   Marion Co FL IDR (Hospice of Marion Co Inc) (LOC: Wachovia Bank NA)       0.390         10/7/09         500,000
      245,000   Oakland CA Liq Fac Rev (Assoc Bay Area Govt) (LOC: Bank of the West)      0.500         10/7/09         245,000
    1,000,000   OH St Higher Edl Fac Rev (Otterbein College)
                  (LOC: JPMorgan Chase Bank)                                              2.000         10/7/09       1,000,000
    2,138,000   Orange Co FL IDA Rev (Trinity Prep Sch Inc) (LOC: Wachovia Bank NA)       0.540         10/7/09       2,138,000
      350,000   Palm Beach Co FL Rev (Henry Morrison Flagler)
                  (LOC: Northern Trust Bank)                                              0.530         10/7/09         350,000
    1,100,000   Scio Twp MI EDR (ADP)                                                     1.440         10/7/09       1,100,000
    1,315,000   Seneca Gardens KY Edl Facs Rev (Louisville Presbyterian)
                  (LOC: National City Bank)                                               0.360         10/7/09       1,315,000
    1,000,000   Southglenn Met Dist CO Rev (LOC: BNP Paribas)                             0.400         10/7/09       1,000,000
    1,500,000   St Charles Co MO IDA Rev (National Cart) Ser A (LOC: US Bank NA)          1.070         10/7/09       1,500,000
      300,000   Volusia Co FL HFA MFH Rev (Fisherman's Landing Apt) (LOC: FNMA)           0.320         10/7/09         300,000
      300,000   Volusia Co FL IDA Rev (Retirement Hsg Fndtn) (LOC: KBC Bank NV)           0.330         10/7/09         300,000
      630,000   Winston-Salem NC Urban Redev Mtg Rev (Summit Sq Garden Apts)              0.750         10/7/09         630,000
------------------------------------------------------------------------------------------------------------------------------------
                TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                       $  36,533,000
------------------------------------------------------------------------------------------------------------------------------------

                ADJUSTABLE RATE PUT BONDS -- 0.7%
      450,000   Monroe Co NY IDA Rev (Natl Dev Council Multi A)
                  (LOC: HSBC Bank USA NA)                                                 4.000         6/15/10   $     450,000
------------------------------------------------------------------------------------------------------------------------------------

                TOTAL INVESTMENT SECURITIES -- 100.3%
                (Amortized Cost $62,198,932)                                                                      $  62,198,932

                LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3%)                                                        (214,463)
------------------------------------------------------------------------------------------------------------------------------------

                NET ASSETS -- 100.0%                                                                              $  61,984,469
====================================================================================================================================

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Portfolios of Investments.

                       VALUATION INPUTS AT REPORTING DATE:
DESCRIPTION          LEVEL 1         LEVEL 2        LEVEL 3           TOTAL
                  -------------   -------------   -------------   -------------

Municipal Bonds   $          --   $  62,198,932   $          --   $  62,198,932

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Notes to Portfolios of Investments
September 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at September 30, 2009.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.

PORTFOLIO ABBREVIATIONS:
BANS - Bond Anticipation Notes
COP - Certificates of Participation
CSD - City School District
EDB -Economic Development Bank
EDR - Economic Development Revenue
ETM - Escrowed to Maturity
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GANS - Grant Anticipation Notes
GO - General Obligation
HFA - Housing Finance Authority/Agency
IBR - Industrial Building Revenue
IDA - Industrial Development Authority/Agency
IDC - Industrial Development Corporation
IDR - Industrial Development Revenue
ISD - Independent School District
LOC - Line of Credit
LSD - Local School District
LTGO - Limited Tax General Obligation
MFH - Multi-Family Housing
PCR - Pollution Control Revenue
PLC - Public Limited Company
RANS - Revenue Anticipation Notes
SD - School District
SPA - Stand-by Purchase Agreement
TANS - Tax Anticipation Notes
TAWS - Tax Anticipation Warrants
TIF - Tax Increment Financing
UTGO - Unlimited Tax General Obligation

SECURITY VALUATION -- Florida Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund securities are valued on an amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Ohio Tax-Free Bond Fund securities are valued at market value using an independent pricing service which generally utilizes a computerized grid of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures approved by the Board of Trustees.

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Notes to Portfolios of Investments
(Continued)
--------------------------------------------------------------------------------

The Funds have adopted the FASB ASC 820 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Fair Value Measurements applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

o Level 1 - quoted prices in active markets for identical securities

o Level 2 - other significant  observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of September 30, 2009, for each Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund's Portfolio of Investments, which also includes a breakdown of the Fund's investments by geographic/industry concentration.

Security transactions -- Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

When-issued securities -- The Funds may purchase securities with delivery or payments to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets equal to the value of the securities purchased.

PORTFOLIO COMPOSITION

As of September 30, 2009, the Ohio Tax-Free Bond Fund and the Ohio Tax-Free Money Market Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. The Florida Tax-Free Money Market Fund was 80.0% invested in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the value of which is exempt from the Florida intangible personal property tax. As of September 30, 2009, 30.7% of the portfolio securities of the Tax-Free Money Market Fund were concentrated in the State of Ohio, 12.3% in the State of Indiana, and 8.4% in the State of Kentucky.

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Notes to Portfolios of Investments
(Continued)
--------------------------------------------------------------------------------

The Florida Tax-Free Money Market Fund, the Ohio Tax-Free Bond Fund, and the Ohio Tax-Free Money Market Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of September 30, 2009, there were no concentrations of investments (10% or greater) in any one issuer.

The Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Advisor, under the supervision of the Board of Trustees, to be of comparable quality.

The concentration of investments for each Fund as of September 30, 2009, classified by revenue source, was as follows:

                                                  FLORIDA                  OHIO
                                                 TAX-FREE     OHIO       TAX-FREE    TAX-FREE
                                                   MONEY    TAX-FREE      MONEY        MONEY
                                                  MARKET      BOND        MARKET      MARKET
                                                   FUND       FUND         FUND        FUND
-----------------------------------------------------------------------------------------------
General Obligations                                5.6%       43.9%        3.7%       11.2%
Revenue Bonds:
   Industrial Development/Pollution Control        5.9%         --         4.1%       10.6%
   Hospital/Health Care                           24.0%       15.9%       38.4%       15.0%
   Utilities/Water & Sewer                         6.7%        8.7%        7.0%        4.1%
   Education                                       7.9%        9.8%       21.6%       18.4%
   Housing/Mortgage                               33.7%         --         0.8%       14.7%
   Economic Development                            0.9%         --         6.6%       11.7%
   Public Facilities                               3.7%         --         2.4%         --
   Transportation                                   --         3.5%        0.8%         --
   Special Tax                                      --          --         4.0%        6.1%
   Prerefunded/Escrowed to Maturity                 --        17.5%         --          --
   Miscellaneous                                  11.6%        0.7%       10.6%        8.2%
-----------------------------------------------------------------------------------------------
Total Investments                                100.0%      100.0%      100.0%      100.0%
===============================================================================================

FEDERAL TAX INFORMATION

The federal tax cost for the Florida Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund is equal to the amortized cost in the portfolio of investments. The aggregate identified cost for federal income tax purposes for the Ohio Tax-Free Bond Fund is $57,837,037, resulting in gross unrealized appreciation and depreciation of $4,009,650 and $117,565, respectively, and net unrealized appreciation of $3,892,085.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There was no significant change in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Touchstone Tax-Free Trust


By:    /s/ Jill T. McGruder
       -----------------------------
Name:  Jill T. McGruder
Title: President
Date:  November 19, 2009

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Wiedenheft
       -----------------------------
Name:  Terrie A. Wiedenheft
Title: Treasurer & Controller
Date:  November 18, 2009